COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 22, 2022	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES.
Cash equity investment	$ 14,800	$ 14,800